Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Wages, salaries, bonuses and allowances	¥ 19,385,000	¥ 17,865,000	¥ 16,474,000
Employee welfare and benefits	143,000	170,000	133,000
Pension	2,571,000	2,306,000	1,987,000
Medical insurance	789,000	706,000	663,000
Staff housing fund	1,056,000	948,000	886,000
Staff housing allowances	186,000	109,000	150,000
Early retirement benefits	22,000	30,000	27,000
Wages and salaries	24,152,000	22,134,000	20,320,000
Fees	805	800	800
Salaries, allowances and benefits in kind	665	1,464	2,133
Performance related bonuses			0
Pension scheme contributions	21	41	34
Total	1,491	2,305	2,967
Executive directors [Member] | Liu Shaoyong [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0	0
Executive directors [Member] | Ma Xulun [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0	0
Executive directors [Member] | Wang Junjin [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0
Executive directors [Member] | Xu Zhao [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Executive directors [Member] | Gu Jiadan [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Executive directors [Member] | Li Yangmin [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0	0
Executive directors [Member] | Tang Bing [Member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0	0
Executive directors [Member] | Tian Liuwen [Member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Executive directors [Member] | Yuan Jun [member]
Disclosure of defined benefit plans [Line Items]
Salaries, allowances and benefits in kind		867
Performance related bonuses	0	0
Pension scheme contributions		14
Total	0	881
Independent Non-executive Directors [Member] | Lin Wanli [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0
Independent Non-executive Directors [Member] | Li Ruoshan [Member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Performance related bonuses	0	0	0
Total	200	200	200
Independent Non-executive Directors [Member] | Ma Weihua [member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Performance related bonuses	0	0	0
Total	200	200	200
Independent Non-executive Directors [Member] | Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Performance related bonuses	0	0	0
Total	200	200	200
Independent Non-executive Directors [Member] | Cai Hongping [member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Performance related bonuses	0	0	0
Total	200	200	200
Independent Non-executive Directors [Member] | Dong Xuebo [member]
Disclosure of defined benefit plans [Line Items]
Fees	5
Performance related bonuses	0
Total	5
Supervisors [member] | Xi Sheng [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0	0
Supervisors [member] | Gao Feng [member]
Disclosure of defined benefit plans [Line Items]
Salaries, allowances and benefits in kind	665	251
Pension scheme contributions	21	19
Total	686	270
Supervisors [member] | Li Jinde [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	0	0
Supervisors [member] | Fang Zhaoya [Member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses	¥ 0
Supervisors [member] | Ba Shengji [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Supervisors [member] | Hu Jidong [member]
Disclosure of defined benefit plans [Line Items]
Salaries, allowances and benefits in kind			1,549
Performance related bonuses		0	0
Pension scheme contributions			22
Total			1,571
Supervisors [member] | Feng Jinxiong [member]
Disclosure of defined benefit plans [Line Items]
Salaries, allowances and benefits in kind		346	584
Performance related bonuses		0	0
Pension scheme contributions		8	12
Total		354	596
Supervisors [member] | Jia Shaojun [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		¥ 0	¥ 0